SLM Private Credit Student Loan Trust 2006-C
Quarterly Servicing Report

Distribution Date	12/15/2006
Collection Period	09/28/2006 — 11/30/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Bank of New York -	Indenture Trustee
Chase Bank USA, National Association -	Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2006-C Deal Parameters

		09/28/2006	Activity	11/30/2006
A	Student Loan Portfolio Characteristics
i	Portfolio Balance	1,028,644,176.44	$(2,059,962.94)	$1,026,584,213.50
ii	Interest to be Capitalized	62,220,420.06		67,512,182.22

iii	Total Pool	$1,090,864,596.50		$1,094,096,395.72
iv	Cash Capitalization Account (CI)	117,000,000.00		117,000,000.00

v	Asset Balance	$1,207,864,596.50		$1,211,096,395.72

i	Weighted Average Coupon (WAC)	10.494%		10.529%
ii	Weighted Average Remaining Term	199.47		197.94
iii	Number of Loans	121,952		121,027
iv	Number of Borrowers	98,863		98,217
v	Prime Loans — Monthly Reset, Adjustable Period *	$57,422,133.00		$57,194,901.07
vi	Prime Loans — Monthly Reset, Non-adjustable *	$881,660,014.00		$888,617,633.48
vii	Prime Loans — Quarterly Reset *	$74,717,535.00		$73,715,825.66
viii	Prime Loans — Annual Reset *	$61,057,451.00		$60,872,339.82
ix	T-bill Loans *	$13,398,297.24		$13,272,416.54
x	Fixed Loans *	$180,055.44		$423,279.15
xi	Pool Factor	1.000000000		1.002962603

					% of		% of
		Cusips	Spread	Balance 09/28/2006	O/S Securities **	Balance 12/15/2006	O/S Securities **

B	Notes
i	A-1 Notes	78443JAA7	0.010%	$157,000,000.00	13.089%	$152,122,361.63	12.735%
ii	A-2 Notes	78443JAB5	0.050%	268,000,000.00	22.344%	268,000,000.00	22.435%
iii	A-3 Notes	78443JAC3	0.130%	110,000,000.00	9.171%	110,000,000.00	9.208%
iv	A-4 Notes	78443JAD1	0.170%	215,000,000.00	17.925%	215,000,000.00	17.998%
v	A-5 Notes	78443JAE9	0.240%	356,017,000.00	29.682%	356,017,000.00	29.803%
vi	B Notes	78443JAF6	0.310%	39,177,000.00	3.266%	39,177,000.00	3.280%
vii	C Notes	78443JAG4	0.390%	54,245,000.00	4.523%	54,245,000.00	4.541%

viii	Total Notes			$1,199,439,000.00	100.000%	$1,194,561,361.63	100.000%

		09/28/2006	12/15/2006
C
i	Specified Reserve Account Balance ($)	$2,721,089.00	$2,721,089.00
ii	Reserve Account Balance ($)	$2,721,089.00	$2,721,089.00
iii	Cash Capitalization Acct Balance ($)	$117,000,000.00	$117,000,000.00
iv	Initial Asset Balance	$1,205,435,486.00	$1,205,435,486.00
v	Specified Overcollateralization Amount	$24,108,709.72	$24,108,709.72
vi	Actual Overcollateralization Amount	$8,425,596.50	$16,535,034.09
vii	Has the Stepdown Date Occurred? ***	No	No

*	Loan index data in 09/28/2006 column is as of the Statistical Cutoff date, 09/04/2006.

**	Percentages may not total 100% due to rounding

***	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and December 15, 2011. A the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes.

See the prospectus for complete information concerning the Stepdown Date.

II.	2006-C	Transactions from:	09/28/2006	through:	11/30/2006

A	Student Loan Principal Activity
	i	Principal Payments Received	$13,332,915.92
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	8,329.63
	iv	Other Principal Reimbursements	4,123.94

	v	Total Principal Collections	$13,345,369.49

B	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$86,712.78
	ii	Capitalized Interest	(9,811,623.71)
	iii	Capitalized Insurance Fee	(1,561,886.62)
	iv	Other Adjustments	1,391.00

	v	Total Non-Cash Principal Activity	$(11,285,406.55)

C	Total Student Loan Principal Activity		$2,059,962.94

D	Student Loan Interest Activity
	i	Interest Payments Received	$3,194,643.27
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	545.13
	iv	Other Interest Reimbursements	0.00

	v	Late Fees	34,601.43
	vi	Collection Fees/Return Items	0.00
	vii	Total Interest Collections	$3,229,789.83

E	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$4,717.18
	ii	Capitalized Interest	9,811,623.71
	iii	Other Interest Adjustments	76.94

	iv	Total Non-Cash Interest Adjustments	$9,816,417.83

F	Total Student Loan Interest Activity		$13,046,207.66

III. 2006-C	Collection Account Activity	09/28/2006	through	11/30/2006

A	Principal Collections
	i	Principal Payments Received	$8,594,974.05
	ii	Consolidation Principal Payments	4,737,941.87
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	4,123.94
	v	Reimbursements by Servicer	8,329.63
	vi	Other Re-purchased Principal	0.00

	vii	Total Principal Collections	$13,345,369.49

B	Interest Collections
	i	Interest Payments Received	$3,057,630.15
	ii	Consolidation Interest Payments	137,013.12
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	0.00
	v	Reimbursements by Servicer	545.13
	vi	Other Re-purchased Interest	0.00
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	34,601.43

	ix	Total Interest Collections	$3,229,789.83

C	Recoveries on Realized Losses		$0.01

D	Funds Borrowed from Next Collection Period		$1,500,000.00

E	Funds Repaid from Prior Collection Periods		$0.00

F	Investment Income		$1,161,761.74

G	Borrower Incentive Reimbursements		$4,133.36

H	Gross Swap Receipt from Merrill Lynch Capital Services		$12,477,527.40

I	Other Deposits		$67,953.45

J	Intial Deposits to the Collection Account		$1,300,000.00

	TOTAL FUNDS RECEIVED		$33,086,535.28

	LESS FUNDS PREVIOUSLY REMITTED:

	Servicing Fees to the Servicer		$(659,944.07)

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT		$32,426,591.21

K	Amount Released from Cash Capitalizaton Account		$0.00

L	AVAILABLE FUNDS		$32,426,591.21

M	Servicing Fees Due for Current Period		$597,852.59

N	Carryover Servicing Fees Due		$0.00

O	Administration Fees Due		$20,000.00

P	Total Fees Due for Period		$617,852.59

IV. 2006-C Loss and Recovery Detail

			% of
			Original Pool	11/30/2006
A	i	Cumulative Realized Losses Test
		September 28, 2006 to September 15, 2011	15%	$163,265,322.90
		December 15, 2011 to September 15, 2014	18%
		December 15, 2014 and thereafter	20%

	ii	Cumulative Realized Losses (Net of Recoveries)		$86,712.77

	iii	Is Test Satisfied (ii < i)?		Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period		$3.36
	iii	Interest Cash Recovered During Collection Period		$0.01
	iv	Late Fees and Collection Costs Recovered During Collection Period		$(3.36)

	v	Total Recoveries for Period		$0.01

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer		$86,712.78
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer		4,717.18

	iv	Total Gross Defaults:		$91,429.96

V. 2006-C                     Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	09/28/2006	11/30/2006	09/28/2006	11/30/2006	09/28/2006	11/30/2006	09/28/2006	11/30/2006	09/28/2006	11/30/2006
INTERIM:
In School	10.675%	10.650%	74,306	70,253	60.931%	58.047%	$620,141,157.12	$585,068,412.11	60.287%	56.992%
Grace	10.473%	10.771%	24,262	17,666	19.895%	14.597%	200,791,085.10	151,533,838.40	19.520%	14.761%
Deferment	9.846%	10.073%	1,994	2,578	1.635%	2.130%	18,280,954.85	23,320,612.76	1.777%	2.272%

TOTAL INTERIM	10.608%	10.656%	100,562	90,497	82.460%	74.774%	$839,213,197.07	$759,922,863.27	81.584%	74.024%

REPAYMENT
Active
Current	9.797%	9.982%	16,544	25,215	13.566%	20.834%	$139,790,968.78	$214,799,319.93	13.590%	20.924%
31-60 Days Delinquent	10.957%	10.592%	1,010	793	0.828%	0.655%	8,471,597.35	6,500,777.67	0.824%	0.633%
61-90 Days Delinquent	11.028%	11.338%	419	400	0.344%	0.331%	3,065,467.86	3,160,765.98	0.298%	0.308%
91-120 Days Delinquent	16.000%	12.645%	1	241	0.001%	0.199%	29,890.16	1,870,413.00	0.003%	0.182%
121-150 Days Delinquent	8.500%	10.580%	1	180	0.001%	0.149%	25,065.27	1,248,073.33	0.002%	0.122%
151-180 Days Delinquent	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%
> 180 Days Delinquent	13.138%	0.000%	3	0	0.002%	0.000%	6,842.30	0.00	0.001%	0.000%

Forbearance	10.398%	10.656%	3,412	3,701	2.798%	3.058%	38,041,147.65	39,082,000.32	3.698%	3.807%

TOTAL REPAYMENT	9.990%	10.133%	21,390	30,530	17.540%	25.226%	$189,430,979.37	$266,661,350.23	18.416%	25.976%

GRAND TOTAL	10.494%	10.529%	121,952	121,027	100.000%	100.000%	$1,028,644,176.44	$1,026,584,213.50	100.000%	100.000%

*	Percentages may not total 100% due to rounding

VI. 2006-C                     Portfolio Characteristics by Loan Program

LOAN PROGRAM	WAC	# Loans	$ Amount	%
-Signature Loans	10.744%	108,021	$874,143,823.62	85.151%
-Law Loans	9.823%	6,291	67,524,345.70	6.578%
-Med Loans	8.831%	4,655	50,960,561.75	4.964%
-MBA Loans	8.938%	2,060	33,955,482.43	3.308%

- Total	10.529%	121,027	$1,026,584,213.50	100.000%

*	Percentages may not total 100% due to rounding

VII. 2006-C                     Interest Rate Swap Calculations

		Merrill Lynch Capital Services	Merrill Lynch Capital Services
		Monthly Reset *	Monthly Reset *	Merrill Lynch Capital Services	Merrill Lynch Capital Services
Swap Payments		Adjustable Period	non-Adjustable Period	Quarterly Reset	Annual Reset **
i	Notional Swap Amount	$57,422,133	$881,660,014	$74,717,535	$61,057,451
	- Prime Loans Outstanding

Counterparty Pays:
ii	3 Month LIBOR	5.35779%	5.35779%	5.35779%	5.35779%
iii	Days in Period 09/28/2006 - 12/15/2006	78	78	78	78

iv	Gross Swap Receipt Due Trust	$666,587.41	$10,234,789.95	$867,361.87	$708,788.17

SLM Private Credit Trust Pays:
v	Applicable Prime Rate (WSJ)	8.25000%	8.25000%	8.25000%	8.25000%
vi	Less: Spread	2.77000%	2.77000%	2.75000%	2.64000%

vii	Net Payable Rate	5.48000%	5.48000%	5.50000%	5.61000%
viii	Days in Period 09/28/2006 - 12/15/2006	78	78	78	78

ix	Gross Swap Payment Due Counterparty	$672,452.51	$10,324,842.64	$878,186.92	$731,986.83

*	Monthly Reset Swaps — Prime Side Resets

Determination	Period	# Days
Date	Effective	In Period	Rate
08/30/2006	09/28/2006 - 10/14/2006	17	8.25000%
09/28/2006	10/15/2006 - 11/14/2006	31	8.25000%
10/30/2006	11/15/2006 - 12/14/2006	30	8.25000%

		Wtd Avg Rate:	8.25000%

**	Annual Reset Swap — Prime Side Resets

Determination	Period	# Days
Date	Effective	In Period	Rate
08/01/2005	09/28/2006 - 12/14/2006	78	8.25000%
08/01/2006	12/15/2006 - 12/14/2006	0	8.25000%

		Wtd Avg Rate:	8.25000%

VIII. 2006-C      Accrued Interest Factors

		Accrued		Record Date
		Interest Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.011630212	09/28/2006 - 12/15/2006	1 NY Business Day	5.36779%	LIBOR
B	Class A-2 Interest Rate	0.011716878	09/28/2006 - 12/15/2006	1 NY Business Day	5.40779%	LIBOR
C	Class A-3 Interest Rate	0.011890212	09/28/2006 - 12/15/2006	1 NY Business Day	5.48779%	LIBOR
D	Class A-4 Interest Rate	0.011976878	09/28/2006 - 12/15/2006	1 NY Business Day	5.52779%	LIBOR
E	Class A-5 Interest Rate	0.012128545	09/28/2006 - 12/15/2006	1 NY Business Day	5.59779%	LIBOR
F	Class B Interest Rate	0.012280212	09/28/2006 - 12/15/2006	1 NY Business Day	5.66779%	LIBOR
G	Class C Interest Rate	0.012453545	09/28/2006 - 12/15/2006	1 NY Business Day	5.74779%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

IX. 2006-C Inputs From Initial Period

									09/28/2006
A	Total Student Loan Pool Outstanding
	i	Portfolio Balance							$1,028,644,176.44
	ii	Interest To Be Capitalized							62,220,420.06

	iii	Total Pool							$1,090,864,596.50
	iv	Cash Capitalization Account (CI)							117,000,000.00

	v	Asset Balance							$1,207,864,596.50

B	Total Note Factor			1.000000000
C	Total Note Balance			$1,199,439,000.00

D	Note Balance	09/28/2006	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$157,000,000.00	$268,000,000.00	$110,000,000.00	$215,000,000.00	$356,017,000.00	$39,177,000.00	$54,245,000.00
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)								$0.00
F	Unpaid Administration fees from Prior Quarter(s)								$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)								$0.00

X. 2006-C Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	9/28/06	$1,106,017,000	$1,145,194,000	$1,199,439,000

Asset Balance, prior *	9/28/06	$1,205,435,486	$1,205,435,486	$1,205,435,486

Pool Balance, current	11/30/06	$1,094,096,396	$1,094,096,396	$1,094,096,396
Amounts on Deposit **	12/15/06	123,034,283	122,553,181	121,877,638
Total		$1,217,130,678	$1,216,649,577	$1,215,974,034

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$101,847,596.50
Specified Class A Enhancement		$181,664,459.36	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$62,670,596.50
Specified Class B Enhancement		$122,623,510.07	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$8,425,596.50
Specified Class C Enhancement		$36,332,891.87	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

*	For the initial distribution date, the initial Asset Balance as defined on page S-60 of the prospectus supplemer

**	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XIII Items B through E for the Class A; Items B through G for the Class B; and Items B through I for the Class
XI. 2006-C Cash Capitalization Account Triggers

	Cash Capitalization Account Balance as of Collection End Date		11/30/2006	$117,000,000.00
	Less: Excess of Trust fees & Note interest due over Available Funds		12/15/2006	$0.00

	Cash Capitalization Account Balance (CI)*			$117,000,000.00

A	September 15, 2008 - June 15, 2009
	i	5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$66,370,451.73
	ii	Excess, CI over 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$50,629,548.27
	iii	Release A(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

B	September 15, 2009 - June 15, 2010
	i	3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$42,235,742.01
	ii	Excess, CI over 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$74,764,257.99
	iii	Release B(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

C	September 15, 2010 - December 15, 2010
	i	1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$18,101,032.29
	ii	Excess, CI over 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$98,898,967.71
	iii	Release C(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

		Release from Cash Capitalization Account (R)*	12/15/2006	$0.00

*	as defined under “Asset Balance” on page S-62 of the prospectus supplement

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on pages S-39 through S-40 of the prospectus supplement

XII. 2006-C Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):
	i	Is the Class A Note Parity Trigger in Effect?		No
	ii	Aggregate A Notes Outstanding	09/28/2006	$1,106,017,000.00
	iii	Asset Balance	11/30/2006	$1,211,096,395.72

	iv	First Priority Principal Distribution Amounts	12/15/2006	$—
				—

	v	Is the Class B Note Parity Trigger in Effect?		No
	vi	Aggregate A and B Notes Outstanding	09/28/2006	$1,145,194,000.00
	vii	Asset Balance	11/30/2006	$1,211,096,395.72
	viii	First Priority Principal Distribution Amount	12/15/2006	$—

	ix	Second Priority Principal Distribution Amount	12/15/2006	$—
				—

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	09/28/2006	$1,199,439,000.00
	xii	Asset Balance	11/30/2006	$1,211,096,395.72
	xiii	First Priority Principal Distribution Amount	12/15/2006	$—
	xiv	Second Priority Principal Distribution Amount	12/15/2006	$—

	xv	Third Priority Principal Distribution Amount	12/15/2006	$—
				—

B	Regular Principal Distribution
	i	Aggregate Notes Outstanding	09/28/2006	$1,199,439,000.00
	ii	Asset Balance	11/30/2006	$1,211,096,395.72
	iii	Specified Overcollateralization Amount	12/15/2006	$24,108,709.72
	iv	First Priority Principal Distribution Amount	12/15/2006	$—
	v	Second Priority Principal Distribution Amount	12/15/2006	$—
	vi	Third Priority Principal Distribution Amount	12/15/2006	$—
	vii	Regular Principal Distribution Amount		$12,451,314.00
C	Class A Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class A Notes Outstanding	09/28/2006	$1,106,017,000.00
	iii	Asset Balance	11/30/2006	$1,211,096,395.72
	iv	85% of Asset Balance	11/30/2006	$1,029,431,936.36
	v	Specified Overcollateralization Amount	12/15/2006	$24,108,709.72
	vi	Lesser of (iii) and (ii — iv)		$1,029,431,936.36
	vii	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$12,451,314.00
	viii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—
	ix	Actual Principal Distribution Amount paid		$4,877,638.37
	x	Shortfall		$7,573,675.63

D	Class B Noteholders’ Principal Distribution Amount
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class B Notes Outstanding	09/28/2006	$39,177,000.00
	iii	Asset Balance	11/30/2006	$1,211,096,395.72
	iv	89.875% of Asset Balance	11/30/2006	$1,088,472,885.65
	v	Specified Overcollateralization Amount	12/15/2006	$24,108,709.72
	vi	Lesser of (iii) and (ii — iv)		$1,088,472,885.65
	vii	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

E	Class C Noteholders’ Principal Distribution Amount
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class C Notes Outstanding	09/28/2006	$54,245,000.00
	iii	Asset Balance	11/30/2006	$1,211,096,395.72
	iv	97% of Asset Balance	11/30/2006	$1,174,763,503.85
	v	Specified Overcollateralization Amount	12/15/2006	$24,108,709.72
	vi	Lesser of (iii) and (ii — iv)		$1,174,763,503.85
	vii	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

XIII. 2006-C Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Sections III-L)	$32,426,591.21	$32,426,591.21
B		Primary Servicing Fees-Current Month plus any Unpaid	$597,852.59	$31,828,738.62
C		Quarterly Administration Fee plus any Unpaid	$20,000.00	$31,808,738.62
D	i	Gross Swap Payment due to Merrill Lynch Capital Services as swap counterparty	$12,607,468.90	$19,201,269.72
E	i	Class A-1 Noteholders’ Interest Distribution Amount	$1,825,943.23	$17,375,326.49
	ii	Class A-2 Noteholders’ Interest Distribution Amount	$3,140,123.39	$14,235,203.10
	iii	Class A-3 Noteholders’ Interest Distribution Amount	$1,307,923.28	$12,927,279.82
	iv	Class A-4 Noteholders’ Interest Distribution Amount	$2,575,028.84	$10,352,250.98
	v	Class A-5 Noteholders’ Interest Distribution Amount	$4,317,968.21	$6,034,282.77
	vi	Swap Termination Fees	$0.00	$6,034,282.77
F		First Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$6,034,282.77
G		Class B Noteholders’ Interest Distribution Amount	$481,101.85	$5,553,180.92
H		Second Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$5,553,180.92
I		Class C Noteholders’ Interest Distribution Amount	$675,542.55	$4,877,638.37
J		Third Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$4,877,638.37
K		Increase to the Specified Reserve Account Balance	$0.00	$4,877,638.37
L		Regular Principal Distribution Amount — Principal Distribution Account	$4,877,638.37	$0.00
M		Carryover Servicing Fees	$0.00	$0.00
N		Swap Termination Payments	$0.00	$0.00
O		Additional Principal Distribution Amount — Principal Distribution Account	$0.00	$0.00
P		Remaining Funds to the Certificateholders	$0.00	$0.00
XIV. 2006-C Principal Distribution Account Allocations

				Remaining
				Funds Balance
A		Total from Collection Account	$4,877,638.37	$4,877,638.37
B	i	Class A-1 Principal Distribution Amount Paid	$4,877,638.37	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Class A-5 Principal Distribution Amount Paid	$0.00	$0.00
C		Class B Principal Distribution Amount Paid	$0.00	$0.00
D		Class C Principal Distribution Amount Paid	$0.00	$0.00
E		Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00
F		Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00
G	i	Remaining Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Remaining Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Remaining Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Remaining Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Remaining Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

XV. 2006-C Distributions

A		Distribution Amounts	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C
	i	Quarterly Interest Due	$1,825,943.23	$3,140,123.39	$1,307,923.28	$2,575,028.84	$4,317,968.21	$481,101.85	$675,542.55
	ii	Quarterly Interest Paid	1,825,943.23	3,140,123.39	1,307,923.28	2,575,028.84	4,317,968.21	481,101.85	675,542.55

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	vi	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Distribution Amount	$12,451,314.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	4,877,638.37	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall	$7,573,675.63	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$6,703,581.60	$3,140,123.39	$1,307,923.28	$2,575,028.84	$4,317,968.21	$481,101.85	$675,542.55

B	Note Balances			09/28/2006	Paydown Factors	12/15/2006
	i	A-1 Note Balance	78443JAA7	$157,000,000.00		$152,122,361.63
		A-1 Note Pool Factor		1.000000000	0.031067760	0.968932240

	ii	A-2 Note Balance	78443JAB5	$268,000,000.00		$268,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443JAC3	$110,000,000.00		$110,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443JAD1	$215,000,000.00		$215,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000
	v	A-5 Note Balance	78443JAE9	$356,017,000.00		$356,017,000.00
		A-5 Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	B Note Balance	78443JAF6	$39,177,000.00		$39,177,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000
	vii	C Note Balance	78443JAG4	$54,245,000.00		$54,245,000.00
		C Note Pool Factor		1.000000000	0.000000000	1.000000000

XVI. 2006-C Historical Pool Information

			09/28/2006 - 11/30/2006
Beginning Student Loan Portfolio Balance			$1,028,644,176.44

	Student Loan Principal Activity
	i	Principal Payments Received	$13,332,915.92
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	8,329.63
	iv	Seller Reimbursements	4,123.94

	v	Total Principal Collections	$13,345,369.49
	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$86,712.78
	ii	Capitalized Interest	(9,811,623.71)
	iii	Capitalized Insurance Fee	($1,561,886.62)
	iv	Other Adjustments	1,391.00

	v	Total Non-Cash Principal Activity	$(11,285,406.55)

(-)	Total Student Loan Principal Activity		$2,059,962.94

	Student Loan Interest Activity
	i	Interest Payments Received	$3,194,643.27
	ii	Repurchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	545.13
	iv	Seller Reimbursements	0.00
	v	Late Fees	34,601.43
	vi	Collection Fees	0.00

	viii	Total Interest Collections	$3,229,789.83
	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$4,717.18

	ii	Capitalized Interest	9,811,623.71
	iii	Other Interest Adjustments	76.94

	iv	Total Non-Cash Interest Adjustments	$9,816,417.83

	v	Total Student Loan Interest Activity	$13,046,207.66

(=)	Ending Student Loan Portfolio Balance		$1,026,584,213.50

(+)	Interest to be Capitalized		$67,512,182.22

(=)	TOTAL POOL		$1,094,096,395.72

(+)	Cash Capitalization Account Balance (CI)		$117,000,000.00

(=)	Asset Balance		$1,211,096,395.72

XVII. 2006-C Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Dec-06	$1,094,096,396	6.45%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.